Note 6 - Advances To Registered Representatives (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Investments in and Advances to Affiliates [Table Text Block]
Advances to Registered Representative
Balance, September 30, 2012	$890,000
Advances	25,000
Amortization or repayment of advances	(82,000)
Balance, December 31, 2012	$833,000

Advances to Registered Representative
Balance, September 30, 2010	$1,441,000
Advances	78,000
Amortization or repayment of advances	(567,000)
Balance, September 30, 2011	$952,000
Advances	203,000
Amortization or repayment of advances	(265,000)
Balance, September 30, 2012	$890,000